LOANS AND PAYMENT PLAN RECEIVABLES, Loans Serviced for Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Quarter PSARate	Dec. 31, 2015 USD ($) PSARate	Dec. 31, 2014 USD ($)
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 1,658,993	$ 1,644,325
Custodial Escrow Balances	$ 18,900	21,800
Maximum number of consecutive quarterly losses recorded for profitability requirement | Quarter	4
Percentage of decline in net worth during the period	30.00%
Maximum percentage of decline in net worth for one consecutive quarter	25.00%
Maximum percentage of decline in net worth for two consecutive quarters	40.00%
Highest level of capital, Amount	$ 2,500
Highest level of capital	0.25%
Analysis of capitalized mortgage loan servicing rights [Abstract]
Balance at beginning of year	$ 12,436	12,106	$ 13,710
Originated servicing rights capitalized	3,119	2,697	1,823
Amortization	(2,850)	(2,868)	(2,509)
Change in valuation allowance	966	501	(918)
Balance at end of year	13,671	12,436	12,106
Valuation allowance	2,306	3,272	3,773
Loans sold and serviced that have had servicing rights capitalized	1,657,996	1,643,086	$ 1,661,269
Fair value of capitalized mortgage loan servicing rights	$ 14,200	$ 12,900
Average coupon rate	4.20%	4.32%
Average servicing fee	0.256%	0.254%
Average discount rate	10.07%	10.04%
Average PSA Rate | PSARate	175	203
Fannie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 944,703	$ 898,443
Freddie Mac [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	622,885	707,891
Ginnie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	85,290	37,884
Other [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 6,115	$ 107